June 20, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		The Munder Short Term Treasury Fund (the "Fund")
		File Nos. 33-54748
		CIK No. 894192
		Post-Effective Amendment No. 26 Accession No.
0000927405-97-000203

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information dated
June 13, 1997 for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 26 (the
"Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on June 13, 1997.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Teresa M.R. Hamlin
Teresa M.R. Hamlin
Assistant Secretary
The Munder Funds, Inc.

Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hogan
	J. Tedesco, Esq.




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